Stock Option Plans - Schedule of Stock Option Activity (Detail) - Stock Options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Outstanding at beginning of period (in shares)	1,905,214	1,529,459	500,911	354,833
Granted (in shares)	0	928,250	1,057,082	234,447
Exercised (in shares)	(15,300)	(5,313)	(28,516)	(80,816)
Forfeited/canceled (in shares)	(278,593)	(547,182)	(18)	(7,553)
Outstanding at end of period (in shares)	1,611,321	1,905,214	1,529,459	500,911	354,833
Exercisable at end of period (in shares)	692,798	838,922
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share)	$ 5.39	$ 6.28	$ 4.95	$ 2.40
Exercisable at end of period (in USD per share)	0	4.41	6.82	8.10
Exercised (in USD per share)	1.65	1.65	2.36	2.40
Forfeited/canceled (in USD per share)	5.52	6.26	7.50	4.70
Outstanding at end of period (in USD per share)	5.40	5.39	$ 6.28	$ 4.95	$ 2.40
Exercisable at end of period (in USD per share)	$ 5.45	$ 5.45
Additional disclosures
Weighted Average Remaining Contractual Life (years)	8 years 1 month 13 days	7 years 5 months 27 days	9 years	8 years 10 months 6 days	8 years 9 months 18 days
Weighted Average Remaining Contractual Life (years), Options exercisable	7 years 3 months 18 days	5 years 6 months 26 days
Weighted Average Remaining Contractual Life (years)	8 years 1 month 13 days	7 years 5 months 27 days	9 years	8 years 10 months 6 days	8 years 9 months 18 days